Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2017
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2016	2017
	(in millions of yen)
Assets:
Cash and due from banks	137	15,912
Interest-bearing deposits in other banks	16,305	4,278
Investments in subsidiaries and affiliated companies	8,840,003	8,993,388
Long-term loans receivable from subsidiaries	624,518	2,697,250
Other	400,590	477,375

Total	9,881,553	12,188,203

Liabilities and shareholders’ equity:
Short-term borrowings	1,186,345	1,156,100
Long-term debt	584,518	2,632,250
Other liabilities	96,139	138,496
Shareholders’ equity	8,014,551	8,261,357

Total	9,881,553	12,188,203

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2015	2016	2017
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	316,035	272,070	300,530
Non-banking subsidiaries and affiliated companies	28,633	20,814	27,618
Management fees from subsidiaries	32,163	39,267	48,594
Interest Income on Loans and Discounts	799	9,630	39,359
Other income	37,308	1,855	21,054

Total	414,938	343,636	437,155

Expenses:
Operating expenses	26,855	31,063	38,927
Interest expense	8,937	11,914	38,759
Bond issuance cost	865	3,230	9,835
Other expense	1,828	5,973	7,708

Total	38,485	52,180	95,229

Equity in undistributed net income of subsidiaries	427,037	559,553	21,251

Income before income tax expense	803,490	851,009	363,177
Income tax expense	442	517	737

Net income	803,048	850,492	362,440

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2015	2016	2017
	(in millions of yen)
Cash flows from operating activities:
Net income	803,048	850,492	362,440
Adjustments and other	(460,230)	(546,946)	(40,595)

Net cash provided by operating activities	342,818	303,546	321,845

Cash flows from investing activities:
Net change in loans	(150,000)	(479,948)	(2,022,860)
Purchases of premises and equipment	(159,670)	(165)	(40,362)
Payments for purchases of securities of subsidiaries	—	(2,249)	(65,269)
Proceeds from withdrawal of securities of subsidiaries	—	—	13,359
Net change in other investing activities	3,294	1,872	6,691

Net cash used in investing activities	(306,376)	(480,490)	(2,108,441)

Cash flows from financing activities:
Net change in short-term borrowings	130,000	(10,000)	(30,000)
Proceeds from issuance of long-term debt	150,000	479,948	2,022,860
Repayment of long-term debt	(141,200)	(98,800)	—
Proceeds from issuance of common stock	6	5	6
Purchases of treasury stock	(12)	(13)	(1,435)
Dividends paid	(176,186)	(195,283)	(190,031)
Net change in other financing activities	1,006	1,001	971

Net cash provided by (used in) financing activities	(36,386)	176,858	1,802,371

Net increase (decrease) in cash and due from banks	56	(86)	15,775
Cash and due from banks at beginning of fiscal year	167	223	137

Cash and due from banks at end of fiscal year	223	137	15,912